Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and social welfare	$ 345,710	$ 118,835
Accrued expenses	291,043	418,989
Reimbursed employee's expense	34,212	14,971
Deposits from customers	89,382	86,106
Others	2,526	4,423
Total accrued expenses and other current liabilities	$ 762,873	$ 643,324